Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Columbia Floating Rate Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Class A
Trading Symbol	RFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund outperformed the benchmark for the period. The Fund’s higher allocation than the benchmark’s to broadcasting was a boost to the performance. Additional positive portfolio performance was attributed to underweight allocations to retail and non-durable consumer sectors.
Credit
| The top three holdings that contributed positively to the Fund’s performance relative to the benchmark included an international satellite operator, a provider of weight loss solutions, and a telecom company.
Top Performance Detractors
Allocation

I

While the overall performance of the Fund exceeded that of the benchmark, there were certain allocations that impacted relative performance negatively. The largest detractor of Fund performance was a portfolio underweight allocation to the telecom sector. Additional relative negative performance came from an underweight position in the health care sector, and an overweight position in the chemicals sector.
Credit
| The top three holdings that detracted most from the Fund’s performance were all in the information technology sector. These included a software company that provides solutions for retailers, another software company that provides password solutions, and a transportation management company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.31	6.18	4.32
Class A (including sales charges)	4.08	5.53	4.00
S&P UBS Leveraged Loan Index	7.60	7.17	5.22
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 751,491,296
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 4,871,384
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 751,491,296
Total number of portfolio holdings	367
Management services fees (represents 0.65% of Fund average net assets)	$ 4,871,384
Portfolio turnover for the reporting period	84%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
UKG, Inc. 02/10/2031 7.320%	0.7%
McAfee Corp. 03/01/2029 7.327%	0.6%
Primo Brands Corp. 03/31/2028 6.546%	0.6%
Proofpoint, Inc. 08/31/2028 7.356%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.606%	0.6%
Whatabrands LLC 08/03/2028 6.827%	0.6%
Scientific Games Holdings LP 04/04/2029 7.320%	0.6%
TK Elevator Midco GmbH 04/30/2030 7.308%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.327%	0.6%
athenahealth Group, Inc. 02/15/2029 7.356%	0.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
UKG, Inc. 02/10/2031 7.320%	0.7%
McAfee Corp. 03/01/2029 7.327%	0.6%
Primo Brands Corp. 03/31/2028 6.546%	0.6%
Proofpoint, Inc. 08/31/2028 7.356%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.606%	0.6%
Whatabrands LLC 08/03/2028 6.827%	0.6%
Scientific Games Holdings LP 04/04/2029 7.320%	0.6%
TK Elevator Midco GmbH 04/30/2030 7.308%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.327%	0.6%
athenahealth Group, Inc. 02/15/2029 7.356%	0.6%

Columbia Floating Rate Fund - Class C [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Class C
Trading Symbol	RFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 181	1.75%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund outperformed the benchmark for the period. The Fund’s higher allocation than the benchmark’s to broadcasting was a boost to the performance. Additional positive portfolio performance was attributed to underweight allocations to retail and non-durable consumer sectors.
Credit
| The top three holdings that contributed positively to the Fund’s performance relative to the benchmark included an international satellite operator, a provider of weight loss solutions, and a telecom company.
Top Performance Detractors
Allocation

I

While the overall performance of the Fund exceeded that of the benchmark, there were certain allocations that impacted relative performance negatively. The largest detractor of Fund performance was a portfolio underweight allocation to the telecom sector. Additional relative negative performance came from an underweight position in the health care sector, and an overweight position in the chemicals sector.
Credit
| The top three holdings that detracted most from the Fund’s performance were all in the information technology sector. These included a software company that provides solutions for retailers, another software company that provides password solutions, and a transportation management company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	6.55	5.40	3.55
Class C (including sales charges)	5.55	5.40	3.55
S&P UBS Leveraged Loan Index	7.60	7.17	5.22
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 751,491,296
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 4,871,384
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 751,491,296
Total number of portfolio holdings	367
Management services fees (represents 0.65% of Fund average net assets)	$ 4,871,384
Portfolio turnover for the reporting period	84%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
UKG, Inc. 02/10/2031 7.320%	0.7%
McAfee Corp. 03/01/2029 7.327%	0.6%
Primo Brands Corp. 03/31/2028 6.546%	0.6%
Proofpoint, Inc. 08/31/2028 7.356%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.606%	0.6%
Whatabrands LLC 08/03/2028 6.827%	0.6%
Scientific Games Holdings LP 04/04/2029 7.320%	0.6%
TK Elevator Midco GmbH 04/30/2030 7.308%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.327%	0.6%
athenahealth Group, Inc. 02/15/2029 7.356%	0.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
UKG, Inc. 02/10/2031 7.320%	0.7%
McAfee Corp. 03/01/2029 7.327%	0.6%
Primo Brands Corp. 03/31/2028 6.546%	0.6%
Proofpoint, Inc. 08/31/2028 7.356%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.606%	0.6%
Whatabrands LLC 08/03/2028 6.827%	0.6%
Scientific Games Holdings LP 04/04/2029 7.320%	0.6%
TK Elevator Midco GmbH 04/30/2030 7.308%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.327%	0.6%
athenahealth Group, Inc. 02/15/2029 7.356%	0.6%

Columbia Floating Rate Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Institutional Class
Trading Symbol	CFRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund outperformed the benchmark for the period. The Fund’s higher allocation than the benchmark’s to broadcasting was a boost to the performance. Additional positive portfolio performance was attributed to underweight allocations to retail and non-durable consumer sectors.
Credit
| The top three holdings that contributed positively to the Fund’s performance relative to the benchmark included an international satellite operator, a provider of weight loss solutions, and a telecom company.
Top Performance Detractors
Allocation

I

While the overall performance of the Fund exceeded that of the benchmark, there were certain allocations that impacted relative performance negatively. The largest detractor of Fund performance was a portfolio underweight allocation to the telecom sector. Additional relative negative performance came from an underweight position in the health care sector, and an overweight position in the chemicals sector.
Credit
| The top three holdings that detracted most from the Fund’s performance were all in the information technology sector. These included a software company that provides solutions for retailers, another software company that provides password solutions, and a transportation management company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.61	6.48	4.58
S&P UBS Leveraged Loan Index	7.60	7.17	5.22
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 751,491,296
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 4,871,384
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 751,491,296
Total number of portfolio holdings	367
Management services fees (represents 0.65% of Fund average net assets)	$ 4,871,384
Portfolio turnover for the reporting period	84%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
UKG, Inc. 02/10/2031 7.320%	0.7%
McAfee Corp. 03/01/2029 7.327%	0.6%
Primo Brands Corp. 03/31/2028 6.546%	0.6%
Proofpoint, Inc. 08/31/2028 7.356%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.606%	0.6%
Whatabrands LLC 08/03/2028 6.827%	0.6%
Scientific Games Holdings LP 04/04/2029 7.320%	0.6%
TK Elevator Midco GmbH 04/30/2030 7.308%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.327%	0.6%
athenahealth Group, Inc. 02/15/2029 7.356%	0.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
UKG, Inc. 02/10/2031 7.320%	0.7%
McAfee Corp. 03/01/2029 7.327%	0.6%
Primo Brands Corp. 03/31/2028 6.546%	0.6%
Proofpoint, Inc. 08/31/2028 7.356%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.606%	0.6%
Whatabrands LLC 08/03/2028 6.827%	0.6%
Scientific Games Holdings LP 04/04/2029 7.320%	0.6%
TK Elevator Midco GmbH 04/30/2030 7.308%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.327%	0.6%
athenahealth Group, Inc. 02/15/2029 7.356%	0.6%

Columbia Floating Rate Fund - Institutional 2 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Institutional 2 Class
Trading Symbol	RFRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund outperformed the benchmark for the period. The Fund’s higher allocation than the benchmark’s to broadcasting was a boost to the performance. Additional positive portfolio performance was attributed to underweight allocations to retail and non-durable consumer sectors.
Credit
| The top three holdings that contributed positively to the Fund’s performance relative to the benchmark included an international satellite operator, a provider of weight loss solutions, and a telecom company.
Top Performance Detractors
Allocation

I

While the overall performance of the Fund exceeded that of the benchmark, there were certain allocations that impacted relative performance negatively. The largest detractor of Fund performance was a portfolio underweight allocation to the telecom sector. Additional relative negative performance came from an underweight position in the health care sector, and an overweight position in the chemicals sector.
Credit
| The top three holdings that detracted most from the Fund’s performance were all in the information technology sector. These included a software company that provides solutions for retailers, another software company that provides password solutions, and a transportation management company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.65	6.50	4.63
S&P UBS Leveraged Loan Index	7.60	7.17	5.22
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 751,491,296
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 4,871,384
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statisti
cs
Fund net assets	$ 751,491,296
Total number of portfolio holdings	367
Management services fees (represents 0.65% of Fund average net assets)	$ 4,871,384
Portfolio turnover for the reporting period	84%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
UKG, Inc. 02/10/2031 7.320%	0.7%
McAfee Corp. 03/01/2029 7.327%	0.6%
Primo Brands Corp. 03/31/2028 6.546%	0.6%
Proofpoint, Inc. 08/31/2028 7.356%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.606%	0.6%
Whatabrands LLC 08/03/2028 6.827%	0.6%
Scientific Games Holdings LP 04/04/2029 7.320%	0.6%
TK Elevator Midco GmbH 04/30/2030 7.308%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.327%	0.6%
athenahealth Group, Inc. 02/15/2029 7.356%	0.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
UKG, Inc. 02/10/2031 7.320%	0.7%
McAfee Corp. 03/01/2029 7.327%	0.6%
Primo Brands Corp. 03/31/2028 6.546%	0.6%
Proofpoint, Inc. 08/31/2028 7.356%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.606%	0.6%
Whatabrands LLC 08/03/2028 6.827%	0.6%
Scientific Games Holdings LP 04/04/2029 7.320%	0.6%
TK Elevator Midco GmbH 04/30/2030 7.308%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.327%	0.6%
athenahealth Group, Inc. 02/15/2029 7.356%	0.6%

Columbia Floating Rate Fund - Institutional 3 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Institutional 3 Class
Trading Symbol	CFRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund outperformed the benchmark for the period. The Fund’s higher allocation than the benchmark’s to broadcasting was a boost to the performance. Additional positive portfolio performance was attributed to underweight allocations to retail and non-durable consumer sectors.
Credit
| The top three holdings that contributed positively to the Fund’s performance relative to the benchmark included an international satellite operator, a provider of weight loss solutions, and a telecom company.
Top Performance Detractors
Allocation

I

While the overall performance of the Fund exceeded that of the benchmark, there were certain allocations that impacted relative performance negatively. The largest detractor of Fund performance was a portfolio underweight allocation to the telecom sector. Additional relative negative performance came from an underweight position in the health care sector, and an overweight position in the chemicals sector.
Credit
| The top three holdings that detracted most from the Fund’s performance were all in the information technology sector. These included a software company that provides solutions for retailers, another software company that provides password solutions, and a transportation management company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	7.69	6.56	4.67
S&P UBS Leveraged Loan Index	7.60	7.17	5.22
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 751,491,296
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 4,871,384
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 751,491,296
Total number of portfolio holdings	367
Management services fees (represents 0.65% of Fund average net assets)	$ 4,871,384
Portfolio turnover for the reporting period	84%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
UKG, Inc. 02/10/2031 7.320%	0.7%
McAfee Corp. 03/01/2029 7.327%	0.6%
Primo Brands Corp. 03/31/2028 6.546%	0.6%
Proofpoint, Inc. 08/31/2028 7.356%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.606%	0.6%
Whatabrands LLC 08/03/2028 6.827%	0.6%
Scientific Games Holdings LP 04/04/2029 7.320%	0.6%
TK Elevator Midco GmbH 04/30/2030 7.308%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.327%	0.6%
athenahealth Group, Inc. 02/15/2029 7.356%	0.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
UKG, Inc. 02/10/2031 7.320%	0.7%
McAfee Corp. 03/01/2029 7.327%	0.6%
Primo Brands Corp. 03/31/2028 6.546%	0.6%
Proofpoint, Inc. 08/31/2028 7.356%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.606%	0.6%
Whatabrands LLC 08/03/2028 6.827%	0.6%
Scientific Games Holdings LP 04/04/2029 7.320%	0.6%
TK Elevator Midco GmbH 04/30/2030 7.308%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.327%	0.6%
athenahealth Group, Inc. 02/15/2029 7.356%	0.6%